SIMPSON THACHER & BARTLETT LLP

425 Lexington Avenue

New York, New York 10017

Tel:	(212) 455-2000
Fax:	(212) 455-2502

May 28, 2008

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn: Randy Koch, Esq.

Re: Western Asset Emerging Markets Debt Fund Inc. (811-21343)

Ladies and Gentlemen:

On behalf of Western Asset Emerging Markets Debt Fund Inc. (the “Fund”), and pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, we submit for filing the Fund’s preliminary Registration Statement on Form N-14 by direct electronic transmission on EDGAR form type N-14 8(C).

This Registration Statement on Form N-14 is being filed in connection with the proposed merger of Western Asset Emerging Markets Floating Rate Fund Inc. with and into the Fund pursuant to the Maryland General Corporation Law.

On May 28, 2008, the Fund filed a “Request to withdraw Registration Statement on Form N-14” to the Registration Statement on Form N-14 (File Nos. 333-149963 and 811-21343) filed on March 28, 2008 because that Registration Statement was inadvertently filed as a Form N-14 file type rather than the proper Form N-14 8(C) file type. This Registration Statement is identical to the March 28, 2008 filing but for the EDGAR file type. As discussed with the staff of the Commission (the “Staff”) on May 21, 2008 the Fund will file its response to the Staff’s comments of May 20, 2008 and May 21, 2008 as a pre-effective amendment to the Registration Statement filed herewith on file type N-14-8(C).

If you have any questions in connection with this filing, please call Celine C. Hwang (212-455-7761) of this firm.

Very truly yours,
/s/ Simpson Thacher & Bartlett LLP
Simpson Thacher & Bartlett LLP